Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current tax
Deferred tax	$ (20)	$ (159)	$ (155)
Income tax expense	162	110	255
PRC [Member]
Current tax
Current tax	6	143	164
Macau [Member]
Current tax
Current tax	$ 176	$ 126	$ 246